General information	12 Months Ended
Mar. 31, 2026
Disclosure of reclassifications or changes in presentation [abstract]
General information

Note 1 — General information

Virax Biolabs Group Limited is a holding company incorporated as an exempted company under the laws of the Cayman Islands. As a holding company with no material operations of its own, it conducts substantially all of its operations through subsidiaries in the United Kingdom, the United States and China and has been operating since 2013.

The Company is a biotechnology company focused on the detection of immune responses and the development of immune profiling and in vitro diagnostic technologies for viral and immune-mediated diseases, with a current strategic focus on post-acute infection syndromes (“PAIS”) and related areas of chronic immune dysfunction. The Company’s principal development activities are centered on T cell-based in vitro diagnostics and immune profiling.

The Company’s lead product candidate, ViraxImmune™, is an in-development T cell-based assay and immune profiling platform intended to support the assessment of immune dysfunction, initially in PAIS indications. ViraxImmune™ is being evaluated in clinical and analytical studies relating to conditions including long COVID, myalgic encephalomyelitis / chronic fatigue syndrome (“ME/CFS”) and post-treatment Lyme disease (“PTLD”), with the goal of generating data that may support future regulatory submissions and commercial strategies, subject to applicable regulatory requirements. In calendar year 2025, the Company completed a pre-submission meeting with the U.S. Food and Drug Administration (“FDA”) to inform its regulatory planning for ViraxImmune™. ViraxImmune™ remains in development and is not approved for diagnostic use in any jurisdiction.

The Company’s current strategy for ViraxImmune™ contemplates a potential initial U.S. laboratory-developed test (“LDT”) pathway, subject to applicable regulatory requirements, followed by a potential in vitro diagnostic (“IVD”) pathway for broader regulated market access. In parallel, the Company is advancing U.S. clinical validation activities, including activities associated with Emory University, to support evidence generation for its PAIS-focused development program. These activities are intended to inform future development, regulatory and commercial decisions, although there can be no assurance as to timing, outcome or commercialization.

Alongside ViraxImmune™, the Company is developing and commercializing its ImmuneSelect research-use-only (“RUO”) portfolio, which includes peptide pools, ELISpot plates and related immune reagents. These products are for research use only, are not intended for use in clinical diagnosis or patient management. The Company views ImmuneSelect as both a standalone RUO product offering for laboratories and biopharmaceutical partners and as a complementary channel to support technical engagement, market awareness and assay development experience relevant to the broader ViraxImmune™ platform.

These consolidated financial statements are presented in US dollars.

Going Concern

The Company has recurring losses, accumulated deficit totaling $29,612,994 and negative cash flows used in operating activities of $4,621,892 as of and for the year ended March 31, 2026. At March 31, 2026, the Company had a cash balance of $6,438,909 and current liabilities of $685,024. No adjustments have been made to the carrying amount of the assets and liabilities. For the year ended March 31, 2026, the Company had a net increase in cash of $2,209,965. Even with the increase in cash, these other factors raise a substantial doubt as to the Company’s ability to continue as a going concern for a period that is one year from the issuance date of these consolidated financial statements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development, regulatory, and commercial efforts which could adversely affect its future business prospects and its ability to continue as a going concern.

Management plans to fund its cash flow needs through current cash on hand and future debt and/or equity financings which it may obtain through one or more public or private equity offerings, debt financings, government or other third-party funding, strategic alliances, or collaboration agreements. However, there can be no assurance that any such funding will be available in sufficient amounts to provide the necessary capital to fund our operations or on terms acceptable to the Company, or at all, and material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern for a period that is one year from the issuance date of these consolidated financial statements.

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Until such time that the Company implements its growth strategy, it expects to continue to generate operating losses in the foreseeable future, mostly due to research and development activities, corporate overhead and costs of being a public company. The Company will need to generate additional revenue or raise additional capital in the near term to fund its ongoing operations and business activities.